DERIVATIVE FINANCIAL INSTRUMENTS - Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	£ 266,336	£ 269,212
Assets	870	1,204
Liability	687	702
Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	31,783	37,002
Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	231,964	229,735
Inflation rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	2,021	1,794
Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	568	681
Settled by central counterparties
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	221,327	218,953
Settled by central counterparties | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Settled by central counterparties | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	219,306	217,159
Settled by central counterparties | Inflation rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	2,021	1,794
Settled by central counterparties | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Not settled by central counterparties
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	45,009	50,259
Not settled by central counterparties | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	31,783	37,002
Not settled by central counterparties | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	12,658	12,576
Not settled by central counterparties | Inflation rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Not settled by central counterparties | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	568	681
Traded over the counter
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Assets	870	1,204
Liability	687	702
Traded over the counter | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Assets	671	978
Liability	512	430
Traded over the counter | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Assets	20	32
Liability	124	251
Traded over the counter | Inflation rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Assets	85	70
Liability	30	0
Traded over the counter | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Assets	94	124
Liability	£ 21	£ 21